Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Apr. 03, 2021	Dec. 31, 2020
Equity [Abstract]
Summary of Stockholders' Equity Transactions

The following is a summary of stockholders’ equity transactions for the three months ended April 3, 2021:

	Convertible				Capital in
	Preferred Stock		Common Stock		Excess of	Accumulated
	Shares	Amount	Shares	Amount	Par Value	Deficit	Total
Balance at December 31, 2020	328,925	$-	3,151,780	$3,000	$334,632,000	$(331,930,000)	$2,705,000
Merger partner contribution		-	-	-	120,000		120,000
Net loss						(569,000)	(569,000)
Balance at April 3, 2021	328,925	$-	3,151,780	$3,000	$334,752,000	$(332,499,000)	$2,256,000

The following is a summary of stockholders’ equity transactions for the three months ended March 28, 2020:

	Convertible				Capital in
	Preferred Stock		Common Stock		Excess of	Accumulated
	Shares	Amount	Shares	Amount	Par Value	Deficit	Total
Balance at December 31, 2019	328,925	$-	1,773,189	$2,000	$330,474,000	$(328,973,000)	$1,503,000
Warrant exercises		-	555,171	-	1,383,000		1,388,000
Stock-based compensation					21,000		21,000
Net loss						(1,079,000)	(1,079,000)
Balance at March 28, 2020	328,925	$-	2,328,360	$2,000	$331,878,000	$(330,052,000)	$1,833,000

Summary of Significant Weighted Average Assumptions Used for Estimating Fair Value Under Stock Option Plans

The following are the significant weighted average assumptions used for estimating the fair value under our stock option plans:

	2020	2019	2018
Per share fair value at grant date	—	—	$14.50
Risk free interest rate	—	—	3.0%
Expected volatility	—	—	224%
Dividend yield	—	—	0%
Expected life in years	—	—	4.0

Summary of Stock Option Transactions Under Stock Option Plan

The following is a summary of stock option transactions under our Stock Option Plans at April 3, 2021:

	Number of Shares	Price Per Share	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price
Balance at December 31, 2020	7,863	$19.20 - $ 28,440	$255.90	7,863	$255.90
Granted	-		-
Exercised	-		-
Canceled	12	28,440	28,440	12	28,440
Balance at April 3, 2021	7,851	$19.20 - $ 26,280	$211.24	7,851	$211.24

Option activity during the three years ended December 31, 2019 was as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2017	1,261	$3,700.30
Granted	12,800	19.20
Canceled	(29)	47,239.00
Exercised	—	—
Outstanding at December 31, 2018	14,032	252.90
Granted	—	—
Canceled	(307)	4,723.90
Exercised	—	—
Outstanding at December 31, 2019	13,725	252.00
Granted	—	—
Canceled	(5,862)	246.80
Exercised	—	—
Outstanding at December 31, 2020	7,863	$255.90

Summary of Currently Outstanding and Exercisable Stock Options

The following table summarizes information concerning currently outstanding and exercisable stock options at December 31, 2020:

				Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$19.20 - $19.20	7,150	7.8	$19.20	7,150	$19.20
330.00 – 330.00	300	4.9	330.00	300	330.00
3,180.00 – 4,275.00	395	2.9	3,245.34	395	3,245.34
$26,280.00 - $28,440.00	18	0.4	27,802.76	18	27,802.76
	7,863	7.4	$255.90	7,863	$255.90

Summary of Restricted Stock Awards

The following is a summary of our restricted stock award transactions for the year ended December 31, 2020:

	Number of Shares	Weighted Average Grant Date Fair Value
Balance nonvested at December 31, 2019	33	$105.00
Granted	-	-
Vested	(33)	105.00
Forfeited	-	-
Balance nonvested at December 31, 2020	-	$-

Summary of Outstanding Warrants

The following is a summary of outstanding warrants at April 3, 2021:

	Common Shares
	Total	Currently Exercisable	Price per Share	Expiration Date

Warrants related to August 2016 financing	5,350	5,350	$300.00	February 2, 2022
Warrants related to August 2016 financing	500	500	$385.50	August 2, 2021
Warrants related to December 2016 financing	68,567	68,567	$200.00	December 14, 2021
Warrants related to March 2018 financing	15,810	15,810	$114.00	September 9, 2023
Warrants related to March 2018 financing	1,107	1,107	$158.00	March 6, 2023
Warrants related to July 2018 financing	257,143	257,143	$35.00	July 25, 2023
Warrants related to July 2018 financing	15,428	15,428	$43.75	July 25, 2023
Warrants related to May 2019 financing	11,900	11,900	$12.50	May 23, 2024
Warrants related to October 2019 financing	217,200	217,200	$2.50	October 10, 2024
Warrants related to October 2019 financing	30,916	30,916	$3.13	October 8, 2024

The following is a summary of outstanding warrants at December 31, 2020:

	Total	Currently Exercisable	Price per Share	Expiration Date

Warrants related to August 2016 financing	5,350	5,350	$300.00	February 2, 2022
Warrants related to August 2016 financing	500	500	$385.50	August 2, 2021
Warrants related to December 2016 financing	68,567	68,567	$200.00	December 14, 2021
Warrants related to March 2018 financing	15,810	15,810	$114.00	September 9, 2023
Warrants related to March 2018 financing	1,107	1,107	$158.00	March 6, 2023
Warrants related to July 2018 financing	257,143	257,143	$35.00	July 25, 2023
Warrants related to July 2018 financing	15,428	15,428	$43.75	July 25, 2023
Warrants related to May 2019 financing	11,900	11,900	$12.50	May 23, 2024
Warrants related to October 2019 financing	217,200	217,200	$2.50	October 10, 2024
Warrants related to October 2019 financing	30,916	30,916	$3.13	October 8, 2024